Lease Prepayments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Lease Prepayments
16.	LEASE PREPAYMENTS

The Group’s long-term prepayment for land use rights represents prepaid operating lease payments for land use rights. The movement of lease prepayments for the years ended December 31, 2017 and 2018 are as follow:

	2017	2018
Beginning of the year	9,436	9,313
Addition	186	282
Amortization	(309)	(305)

End of the year	9,313	9,290